D4 Contractual obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Contractual Obligations [line items]
Summary of Contractual Obligations

Contractual obligations 2018
	Payment due by period
	<1	1–3	3–5	>5
SEK billion	year	years	years	years	Total
Current and non-current debt 1) 2)	2.3	14.0	11.2	6.6	34.1
Operating leases 3)	3.1	4.8	2.3	3.2	13.4
Other non-current liabilities	0.4	2.5	0.1	1.3	4.3
Purchase obligations 4)	5.7	1.9	0.1	—	7.7
Trade payables	29.9	—	—	—	29.9
Commitments for customer ﬁnance 5)	30.3	—	—	—	30.3
Total	71.7	23.2	13.7	11.1	119.7

1)	Including interest payments, see also note F2, “Financial income and expenses.”
2)	See also note F4, “Interest-bearing liabilities.”
3)	See also Note C3, “Leases.”
4)	The amounts of purchase obligations are gross, before deduction of any related provisions.
5)	See also note F1, “Financial risk management.”

IFRS 16 [member]
Disclosure of Contractual Obligations [line items]
Summary of Contractual Obligations
Contractual obligations 2019
	Payment due by period
	<1	1–3	3–5	>5
SEK billion	year	years	years	years	Total
Current and non-current debt 1) 2)	9.8	15.6	10.5	2.9	38.8
Lease obligations 3)	2.8	4.1	2.6	2.3	11.8
Other non-current liabilities	0.1	0.7	0.1	1.2	2.1
Purchase obligations 4)	10.6	0.6	0.1	—	11.3
Trade payables	30.4	—	—	—	30.4
Commitments for customer ﬁnance 5)	25.9	—	—	—	25.9
Total	79.6	21.0	13.3	6.4	120.3

1)	Current and non-current debt, including interest payments.
2)	See also note F4, “Interest-bearing liabilities.” Interest payments are not included.
3)	Future lease obligations, nominal lease liability. See also note C3, “Leases.”
4)	The amounts of purchase obligations are gross, before deduction of any related provisions.
5)	See also note F1, “Financial risk management.”